Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. Management believes that these accounting policies conform to GAAP in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements.
Pursuant to the Merger Agreement, the Business Combination was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, Silver Spike was treated as the acquired company and Legacy WMH was treated as the acquirer for financial statement reporting purposes.
Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy WMH issuing stock for the net assets of Silver Spike, accompanied by a recapitalization.
Legacy WMH was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:
•	Legacy WMH Class A Unit holders, through their ownership of the Class V Common Stock, have the greatest voting interest in the Company with over 50% of the voting interest;
•	Legacy WMH selected the majority of the new board of directors of the Company;
•	Legacy WMH senior management is the senior management of the Company; and
•	Legacy WMH is the larger entity based on historical operating activity and has the larger employee base.
Thus, the financial statements included in this annual report reflect (i) the historical operating results of Legacy WMH prior to the Business Combination; (ii) the combined results of the WMH LLC and Silver Spike following the Business Combination; and (iii) the acquired assets and liabilities of Silver Spike stated at historical cost, with no goodwill or other intangible assets recorded.
Principles of Consolidation
The consolidated financial statements include the accounts of WM Technology, Inc. and WM Holding Company, LLC, including their wholly and majority owned subsidiaries. In conformity with GAAP, all significant intercompany accounts and transactions have been eliminated.
Foreign Currency
Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for years ended December 31, 2021, 2020 and 2019.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant estimates made by management include, among others, the valuation of accounts receivable, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, leases, valuation of goodwill and other intangible assets, valuation of warrant liability, deferred tax asset, tax receivable agreement liability, revenue recognition, stock-based compensation, and the recognition and disclosure of contingent liabilities.
Risks and Uncertainties
The Company operates in a relatively new industry where laws and regulations vary significantly by jurisdiction. Currently, several states permit medical or recreational use of cannabis; however, the use of cannabis is prohibited on a federal level in the United States. If any of the states that permit use of cannabis were to change their laws or the federal government was to actively enforce such prohibition, the Company’s business could be adversely affected.
In addition, the Company’s ability to grow and meet its operating objectives depends largely on the continued legalization of cannabis on a widespread basis. There can be no assurance that such legalization will occur on a timely basis, or at all.
Fair Value Measurements
The Company follows the guidance in ASC 820 - Fair Value Measurements for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
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Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

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Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs based on the Company assessment of the assumptions that market participants would use in pricing the asset or liability.
Accounts Receivable
Accounts receivable is recorded at the invoiced amount and does not bear interest.
Effective January 1, 2021, the Company adopted the new accounting guidance on measuring credit losses on its trade accounts receivable using the modified retrospective approach. The new credit loss guidance replaces the old model for measuring the allowance for credit losses with a model that is based on the expected losses rather than incurred losses. Under the new credit loss model, lifetime expected credit losses are measured and recognized at each reporting date based on historical, current and forecast information. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
The Company calculates the expected credit losses on a pool basis for those trade receivables that have similar risk characteristics. For those trade receivables that do not share similar risk characteristics, the allowance for doubtful accounts is calculated on an individual basis. Risk characteristics relevant to the Company’s accounts receivable include balance of customer account and aging status.
Prior to the accounting adoption, the Company reserved an allowance for all balances outstanding in excess of ninety days.
Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. The Company recorded a provision for doubtful accounts of $5.2 million and $0.9 million as of December 31, 2021 and 2020, respectively.
The following table summarizes the changes in the allowance for doubtful accounts:
	Years Ended December 31,
	2021	2020	2019
Allowance, beginning of year	$ 857	$ 914	$ 734
Addition to allowance	5,487	1,271	180
Write-off, net of recoveries	(1,175)	(1,328)	—
Allowance, end of year	$ 5,169	$ 857	$ 914
Investment in Equity Security
Investments in equity securities that do not have a readily determinable fair value and qualify for the measurement alternative for equity investments provided in ASC 321, Investments – Equity Securities are accounted for at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As December 31, 2021, the carrying value of the Company’s investments in equity securities without a readily determinable fair value was $6.5 million, which is recorded within Other assets on the Company’s consolidated balance sheets.
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation, and consist of internally developed software, computer equipment, furniture and fixtures and leasehold improvements. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and generally over five years for computer equipment, seven years for furniture and fixtures and five years for leasehold improvements. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company’s results of operations.
Capitalized website and internal-use software development costs are included in property and equipment in the accompanying balance sheets. The Company capitalizes certain costs related to the development and enhancement of the Weedmaps platform and SaaS solutions. The Company began to capitalize these costs when preliminary development efforts were successfully completed, management has authorized and committed project funding, and it was probable that the project would be completed and the software would be used as intended. Capitalization ceases upon completion of all substantial testing. Maintenance and training costs are expensed as incurred. Such costs are amortized when placed in service, on a straight-line basis over the estimated useful life of the related asset, generally estimated to be three years. Costs incurred for enhancements that were expected to result in additional features or functionality are capitalized and expensed over the estimated useful life of the enhancements, generally three years. Product development costs that do not meet the criteria for capitalization are expensed as incurred.
The Company assess impairment of property and equipment when an event and change in circumstance indicates that the carrying value of such assets may not be recoverable. If an event and a change in circumstance indicates that the carrying amount of an asset (or asset group) may not be recoverable and the expected undiscounted cash flows attributable to the asset are less than its carrying value, an impairment loss equals to the excess of the asset’s carrying value over its fair value is recognized.
Leases
Effective January 1, 2021, the Company accounts for its leases under ASC 842 - Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the consolidated balance sheet as both a right-of-use asset (“ROU”) and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.
In calculating the right-of-use asset and lease liability, the Company elects to combine lease and non-lease components for all classes of assets. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.
The Company assess impairment of ROU assets when an event and change in circumstance indicates that the carrying value of such ROU assets may not be recoverable. If an event and a change in circumstance indicates that the carrying value of an ROU asset may not be recoverable and the estimated fair value attributable to the ROU asset is less than its carrying value, an impairment loss equals to the excess of the ROU asset’s carrying value over its fair value is recognized.
The Company continues to account for leases in the prior period financial statements under ASC 840, Leases.
Warrant Liability
The Company assumed 12,499,993 Public Warrants and 7,000,000 Private Placement Warrants (together, the “Warrants”) upon the Closing, all of which were issued in connection with Silver Spike’s initial public offering and entitle the holder to purchase one share of Class A Common Stock at an exercise price of at $11.50 per share. All of the Warrants remained outstanding as of December 31, 2021. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, and become Public Warrants and be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
The Company evaluated the Warrants under ASC 815-40 - Derivatives and Hedging - Contracts in Entity’s Own Equity, and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A equity holders. Because not all of the voting stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Warrants do not meet the conditions to be classified in equity. Since the Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in change in fair value of warrant liabilities within the consolidated statements of operations at each reporting date.
Tax Receivable Agreement
In connection with the Business Combination, the Company entered into a tax receivable agreement (the “Tax Receivable Agreement”) with continuing members that provides for a payment to the continuing Class A Unit holders of 85% of the amount of tax benefits, if any, that the Company realizes, or is deemed to realize, as a result of redemptions or exchanges of Units. In connection with such potential future tax benefits resulting from the Business Combination, the Company has established a deferred tax asset for the additional tax basis and a corresponding TRA liability of 85% of the expected benefit. The remaining 15% is recorded to additional paid-in capital.
Revenue Recognition
The Company’s revenues are derived primarily from monthly subscriptions and additional offerings for access to the Company’s Weedmaps platform and SaaS solutions. The Company recognizes revenue when the fundamental criteria for revenue recognition are met. The Company recognizes revenue by applying the following steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services.
Substantially all of the Company’s revenue is generated by providing standard listing subscription services and other paid listing subscriptions services, including featured listings, promoted deals, nearby listings and other display advertising to its customers. These arrangements are recognized over-time, generally during a month-to-month subscription period as the products are provided. Prior to January 1, 2021, the Company charged a fee for access to the Company’s orders functionality and those fees were recognized at a point in time, typically when an order for delivery or pickup was submitted. Starting on January 1, 2021, the Company eliminated the technology services fee charge related to the Company’s orders functionality. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception.
Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. Deferred revenue as of December 31, 2020 and 2019 was $5.3 million and $4.3 million, respectively, and the balances were fully recognized in the first quarter of the following fiscal year. The deferred revenue balance as of December 31, 2021 was $8.1 million and is expected to be fully recognized within the next twelve months. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.
The following table summarizes the Company’s disaggregated net revenue information (in thousands):
	Years Ended December 31,
	2021	2020	2019
Revenues recognized over time(1)	$ 193,146	$ 155,363	$ 143,490
Revenues recognized at a point in time(2)	—	6,428	742
Total revenues	$ 193,146	$ 161,791	$ 144,232

(1)	Revenues from listing subscription services, featured listings and other advertising products.
(2)	Revenues from use of orders functionality.
The following table summarizes the Company’s U.S. and foreign revenues (in thousands):
	Years Ended December 31,
	2021	2020	2019
U.S. revenues	$ 193,146	$ 130,373	$ 132,077
Foreign revenues	—	31,418	12,155
Total revenues	$ 193,146	$ 161,791	$ 144,232
All foreign revenues were generated in Canada. During the second half of fiscal 2020, the Company discontinued its services to Canada-based retail operator clients who failed to provide valid license information, similar to the transition the Company implemented in California at the end of fiscal 2019. Following the completion of the discontinuation of such services, all revenue has been generated in the United States.
Cost of Revenue
The Company’s cost of revenue primarily consists of web hosting, internet service costs, and credit card processing costs.
Product Development Costs
Product development costs includes salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.
Advertising
The Company expenses the cost of advertising in the period incurred. Advertising expense totaled $17.7 million, $10.6 million and $20.6 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in sales and marketing expense in the accompanying consolidated statements of operations.
Stock-Based Compensation
The Company measures fair value of employee stock-based compensation awards on the date of grant and allocates the related expense over the requisite service period. The fair value of restricted stock units and performance-based restricted stock units is equal to the market price of the Company’s common stock on the date of grant. The fair value of the Class P Units is measured using the Black-Scholes-Merton valuation model. When awards include a performance condition that impacts the vesting of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the expense will be attributed over the performance period. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method.
The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.
Other Expense
Other expense consists primarily of transaction costs related to the warrants, political contributions, interest expense, legal settlements, financing fees and other tax related expenses.
Income Taxes
The Company accounts for income taxes pursuant to the asset and liability method which requires the recognition of deferred income tax assets and liabilities related to the expected future tax consequences arising from temporary differences between the carrying amounts and tax bases of assets and liabilities based on enacted statutory tax rates applicable to the periods in which the temporary differences are expected to reverse. Any effects of changes in income tax rates or laws are included in income tax expense in the period of enactment. A valuation allowance is recognized if we determine it is more likely than not that all or a portion of a deferred tax asset will not be recognized. In making such determination, the Company considers all available evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent and expected future results of operation.
Segment Reporting
The Company and its subsidiaries operate in one business segment.
Earnings Per Share
Basic income (loss) per share is computed by dividing net income (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.
Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss) per share by application of the treasury stock method or if-converted method, as applicable. Stock awards are excluded from the calculation of diluted EPS in the event they are antidilutive or subject to performance conditions for which the necessary conditions have not been satisfied by the end of the reporting period.
Prior to the Business Combination, the membership structure of Legacy WMH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. As a result, earnings per share information has not been presented for periods prior to the Business Combination on June 16, 2021. The basic and diluted income (loss) per share for the year ended December 31, 2021 represent the period from June 16, 2021 (Closing Date) to December 31, 2021.
Concentrations of Credit Risk
The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.
Emerging Growth Company Status
Prior to December 31, 2021, the Company was an “emerging growth company” (EGC) as defined in the Jumpstart Our Business Startups Act, (JOBS Act), and elected to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies until the Company is no longer an EGC, including using the extended transition period for complying with new or revised accounting standards. As of December 31, 2021, the Company has become a large accelerated filer under the rules of the SEC and is no longer classified as an EGC.
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. The Company adopted ASC 842 as of January 1, 2021, using the modified retrospective transition approach by recording an ROU asset and lease liability for operating leases of $43.3 million and $48.4 million, respectively, at that date; the Company did not have any finance lease assets and liabilities upon adoption or any arrangements where it acts as a lessor. Adoption of ASC 842 did not have an effect on the Company’s retained earnings. The Company availed itself of the practical expedients provided under ASC 842 regarding identification of leases, lease classification, indirect costs, and the combination of lease and non-lease components for all classes of assets. The Company continues to account for leases in the prior period financial statements under ASC 840.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326). This update modifies measurement of credit losses. The new standard requires that entities estimate credit losses based upon an “expected credit loss” approach rather than the historical “incurred loss” approach. The new approach requires entities to measure all expected credit losses for financial assets based on historical experience, current conditions and reasonable forecasts of collectability. The change in approach impacts the timing of recognition of credit losses. The Company adopted this guidance effective on January 1, 2021, using the modified retrospective transition approach. Prior to December 31, 2021, as an EGC, the Company elected to use the extended transition period provided by the JOBS Act for the implementation of new or revised accounting standards, and as a result of this election, the Company did not have to comply with the public company FASB standard’s effective date for this guidance until the Company ceased to be classified as an EGC. Effective on December 31, 2021, the Company lost its EGC status which accelerated the requirement of this adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40). The new standard aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The Company adopted this guidance effective on January 1, 2021, using the modified retrospective transition approach. Prior to December 31, 2021, as an EGC, the Company elected to use the extended transition period provided by the JOBS Act for the implementation of new or revised accounting standards, and as a result of this election, the Company did not have to comply with the public company FASB standard’s effective date for this guidance until the Company ceased to be classified as an EGC. Effective on December 31, 2021, the Company lost its EGC status which accelerated the requirement of this adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes. The standard eliminates the need for an organization to analyze whether the following apply in a given period: (1) the exception to the incremental approach for intraperiod tax allocation; (2) the exceptions to accounting for basis differences when there are ownership changes in foreign investments; and (3) the exception in interim periods income tax accounting for year-to-date losses that exceed anticipated losses. The ASU also is designed to improve financial statement preparers’ application of income tax-related guidance and simplify U.S. GAAP for (1) franchise taxes that are partially based on income, (2) transactions with a government that result in a step-up in the tax basis of goodwill, (3) separate financial statements of legal entities that are not subject to tax, (4) enacted changes in tax laws in interim periods and (5) certain income tax accounting for employee stock ownership plans and affordable housing projects. The Company adopted ASU 2019-12 on January 1, 2021 on a prospective basis. The adoption did not have a material impact on the Company’s consolidated financial statements.